Quarterly Holdings Report
for
Fidelity® Variable Insurance Products:
Value Portfolio
September 30, 2021
VIPVAL-NPRT3-1121
1.808786.117
Common Stocks - 99.4%
	Shares	Value ($)
COMMUNICATION SERVICES - 7.0%
Diversified Telecommunication Services - 0.9%
Liberty Global PLC Class C (a)	130,900	3,856,314
Interactive Media & Services - 2.5%
Alphabet, Inc. Class A (a)	4,003	10,702,101
Media - 2.4%
Interpublic Group of Companies, Inc.	172,268	6,317,068
Nexstar Broadcasting Group, Inc. Class A	28,400	4,315,664
		10,632,732
Wireless Telecommunication Services - 1.2%
T-Mobile U.S., Inc. (a)	42,541	5,435,038
TOTAL COMMUNICATION SERVICES		30,626,185
CONSUMER DISCRETIONARY - 8.2%
Distributors - 0.9%
LKQ Corp. (a)	75,200	3,784,064
Diversified Consumer Services - 1.1%
Adtalem Global Education, Inc. (a)	57,903	2,189,312
Laureate Education, Inc. Class A	161,400	2,742,186
		4,931,498
Hotels, Restaurants & Leisure - 1.2%
Caesars Entertainment, Inc. (a)	46,390	5,208,669
Household Durables - 1.7%
Mohawk Industries, Inc. (a)	26,539	4,708,019
PulteGroup, Inc.	59,400	2,727,648
		7,435,667
Internet & Direct Marketing Retail - 1.1%
eBay, Inc.	72,490	5,050,378
Multiline Retail - 0.7%
Dollar Tree, Inc. (a)	30,900	2,957,748
Specialty Retail - 1.5%
American Eagle Outfitters, Inc. (b)	81,800	2,110,440
Gap, Inc.	126,000	2,860,200
Sally Beauty Holdings, Inc. (a)	100,400	1,691,740
		6,662,380
TOTAL CONSUMER DISCRETIONARY		36,030,404
CONSUMER STAPLES - 5.7%
Beverages - 1.0%
Primo Water Corp.	275,978	4,338,374
Food & Staples Retailing - 1.3%
BJ's Wholesale Club Holdings, Inc. (a)	106,700	5,859,964
Food Products - 2.4%
Bunge Ltd.	51,700	4,204,244
Darling Ingredients, Inc. (a)	87,379	6,282,550
		10,486,794
Tobacco - 1.0%
Altria Group, Inc.	100,031	4,553,411
TOTAL CONSUMER STAPLES		25,238,543
ENERGY - 6.6%
Oil, Gas & Consumable Fuels - 6.6%
Canadian Natural Resources Ltd.	184,213	6,735,279
Cenovus Energy, Inc. (Canada)	271,618	2,738,482
Cheniere Energy, Inc.	57,260	5,592,584
Exxon Mobil Corp.	152,438	8,966,403
Hess Corp.	62,500	4,881,875
		28,914,623
FINANCIALS - 21.3%
Banks - 3.0%
First Citizens Bancshares, Inc. (b)	6,883	5,803,539
M&T Bank Corp.	49,772	7,432,950
		13,236,489
Capital Markets - 6.3%
Ameriprise Financial, Inc.	25,691	6,785,507
Apollo Global Management LLC Class A (b)	72,400	4,459,116
Bank of New York Mellon Corp.	90,517	4,692,401
Lazard Ltd. Class A	114,614	5,249,321
LPL Financial	39,731	6,228,232
		27,414,577
Consumer Finance - 3.8%
OneMain Holdings, Inc.	108,800	6,019,904
SLM Corp.	273,795	4,818,792
Synchrony Financial	118,411	5,787,930
		16,626,626
Diversified Financial Services - 2.1%
Berkshire Hathaway, Inc. Class B (a)	14,200	3,875,748
Voya Financial, Inc.	87,054	5,344,245
		9,219,993
Insurance - 6.1%
American Financial Group, Inc.	43,671	5,495,122
Assurant, Inc.	40,960	6,461,440
Reinsurance Group of America, Inc.	41,713	4,640,988
The Travelers Companies, Inc.	67,167	10,210,056
		26,807,606
TOTAL FINANCIALS		93,305,291
HEALTH CARE - 13.0%
Biotechnology - 1.0%
AbbVie, Inc.	40,400	4,357,948
Health Care Providers & Services - 4.7%
Centene Corp. (a)	112,090	6,984,328
Cigna Corp.	37,784	7,562,845
Laboratory Corp. of America Holdings (a)	20,590	5,794,850
		20,342,023
Pharmaceuticals - 7.3%
AstraZeneca PLC sponsored ADR	140,019	8,409,541
Bristol-Myers Squibb Co.	128,090	7,579,085
Jazz Pharmaceuticals PLC (a)	24,574	3,199,781
Roche Holding AG (participation certificate)	22,018	8,035,909
Sanofi SA sponsored ADR	102,613	4,946,973
		32,171,289
TOTAL HEALTH CARE		56,871,260
INDUSTRIALS - 14.4%
Aerospace & Defense - 0.8%
Curtiss-Wright Corp.	28,900	3,646,602
Air Freight & Logistics - 0.8%
FedEx Corp.	15,300	3,355,137
Building Products - 2.1%
Builders FirstSource, Inc. (a)	99,932	5,170,482
Jeld-Wen Holding, Inc. (a)	163,800	4,099,914
		9,270,396
Commercial Services & Supplies - 0.7%
The Brink's Co.	48,500	3,070,050
Construction & Engineering - 1.1%
Willscot Mobile Mini Holdings (a)	153,000	4,853,160
Machinery - 2.4%
Allison Transmission Holdings, Inc.	68,200	2,408,824
Crane Co.	48,200	4,569,842
Stanley Black & Decker, Inc.	19,300	3,383,483
		10,362,149
Marine - 0.6%
Kirby Corp. (a)	54,600	2,618,616
Professional Services - 2.1%
KBR, Inc.	77,100	3,037,740
Manpower, Inc.	28,900	3,129,292
Nielsen Holdings PLC	167,100	3,206,649
		9,373,681
Road & Rail - 1.3%
Ryder System, Inc.	44,800	3,705,408
XPO Logistics, Inc. (a)	23,100	1,838,298
		5,543,706
Trading Companies & Distributors - 2.5%
AerCap Holdings NV (a)	56,700	3,277,827
Beacon Roofing Supply, Inc. (a)	81,500	3,892,440
Univar, Inc. (a)	164,800	3,925,536
		11,095,803
TOTAL INDUSTRIALS		63,189,300
INFORMATION TECHNOLOGY - 5.8%
Communications Equipment - 0.7%
Plantronics, Inc. (a)(b)	110,500	2,840,955
Electronic Equipment & Components - 1.2%
Flex Ltd. (a)	304,885	5,390,367
IT Services - 2.5%
Concentrix Corp.	27,400	4,849,800
DXC Technology Co. (a)	115,100	3,868,511
Rackspace Technology, Inc. (a)(b)	164,100	2,333,502
		11,051,813
Software - 1.4%
SS&C Technologies Holdings, Inc.	90,500	6,280,700
TOTAL INFORMATION TECHNOLOGY		25,563,835
MATERIALS - 5.7%
Chemicals - 2.2%
Olin Corp.	119,100	5,746,575
Tronox Holdings PLC	154,500	3,808,425
		9,555,000
Containers & Packaging - 1.6%
Berry Global Group, Inc. (a)	53,800	3,275,344
Crown Holdings, Inc.	37,809	3,810,391
		7,085,735
Metals & Mining - 1.9%
Arconic Corp. (a)	103,300	3,258,082
BHP Group Ltd. sponsored ADR (b)	47,700	2,552,904
Wheaton Precious Metals Corp.	74,700	2,812,013
		8,622,999
TOTAL MATERIALS		25,263,734
REAL ESTATE - 5.8%
Equity Real Estate Investment Trusts (REITs) - 4.8%
Alexandria Real Estate Equities, Inc.	21,400	4,088,898
American Tower Corp.	10,000	2,654,100
CubeSmart	92,165	4,465,394
Digital Realty Trust, Inc.	27,300	3,943,485
Equity Lifestyle Properties, Inc.	72,416	5,655,690
		20,807,567
Real Estate Management & Development - 1.0%
Cushman & Wakefield PLC (a)	240,500	4,475,705
TOTAL REAL ESTATE		25,283,272
UTILITIES - 5.9%
Electric Utilities - 2.7%
Edison International	83,800	4,648,386
NRG Energy, Inc.	67,900	2,772,357
PG&E Corp. (a)	463,400	4,448,640
		11,869,383
Independent Power and Renewable Electricity Producers - 1.3%
The AES Corp.	160,600	3,666,498
Vistra Corp.	127,000	2,171,700
		5,838,198
Multi-Utilities - 1.9%
CenterPoint Energy, Inc.	151,600	3,729,360
MDU Resources Group, Inc.	158,406	4,699,906
		8,429,266
TOTAL UTILITIES		26,136,847
TOTAL COMMON STOCKS (Cost $357,144,825)		436,423,294

Money Market Funds - 5.2%
	Shares	Value ($)
Fidelity Cash Central Fund 0.06% (c)	5,665,720	5,666,853
Fidelity Securities Lending Cash Central Fund 0.06% (c)(d)	17,000,881	17,002,581
TOTAL MONEY MARKET FUNDS (Cost $22,669,434)		22,669,434

TOTAL INVESTMENT IN SECURITIES - 104.6% (Cost $379,814,259)	459,092,728
NET OTHER ASSETS (LIABILITIES) - (4.6)%	(20,231,075)
NET ASSETS - 100.0%	438,861,653

Legend

(a)	Non-income producing
(b)	Security or a portion of the security is on loan at period end.
(c)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(d)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds
Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	%ownership, end of period
Fidelity Cash Central Fund 0.06%	4,757,819	107,035,051	106,126,064	2,488	47	-	5,666,853	0.0%
Fidelity Securities Lending Cash Central Fund 0.06%	4,261,756	47,407,057	34,666,232	20,512	-	-	17,002,581	0.0%
Total	9,019,575	154,442,108	140,792,296	23,000	47	-	22,669,434

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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